Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019		Mar. 31, 2019
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	¥ 14,975,000		¥ 13,205,000
Investment securities, Available-for-sale debt securities		31,647,120		33,518,503
Equity securities		6,893,247		6,977,600
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	14,182,000		12,710,000
Obligation to return securities received as collateral		3,391,000		3,087,000
Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	11,734,000		10,109,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	11,217,000		9,896,000
Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	2,968,000		2,795,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	2,776,000		2,671,000
Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	149,000		188,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	189,000		183,000
Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	28,000		27,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	26,000		27,000
Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	95,000		84,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	84,000		69,000
Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		21,694,828		24,077,696
Japanese Prefectural and Municipal Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,560,514		2,226,566
Foreign Government and Official Institution Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,702,361		2,641,419
Corporate Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,217,712		1,130,731
Residential Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,657,903		1,615,351
Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		168,314		130,955
Asset-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,492,703		1,502,922
Other Debt Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		152,785	[4]	192,863	[5]
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	[6]	28,548,762		27,331,733
Trading account assets, Trading derivative assets		14,974,098		13,204,485
Investment securities, Available-for-sale debt securities		31,647,120		33,518,503
Equity securities		6,153,694		6,386,363
Others	[7]	624,679		881,755
Assets at fair value, Total		81,948,353		81,322,839
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		388,139		162,910
Trading account liabilities, Trading derivative liabilities		14,290,833		12,846,582
Obligation to return securities received as collateral		3,391,083		3,087,026
Others	[8]	504,495		492,016
Liabilities at fair value, Total		18,574,550		16,588,534
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[6]	14,173,666		12,821,328
Trading account assets, Trading derivative assets		87,912		63,582
Investment securities, Available-for-sale debt securities		20,077,993		22,550,086
Equity securities		5,517,963		5,982,629
Others	[7]	548,359		807,193
Assets at fair value, Total		40,405,893		42,224,818
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		382,820		157,114
Trading account liabilities, Trading derivative liabilities		138,690		88,329
Obligation to return securities received as collateral		3,276,784		2,912,355
Liabilities at fair value, Total		3,798,294		3,157,798
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[6]	13,692,234		13,725,079
Trading account assets, Trading derivative assets		14,775,434		13,047,590
Investment securities, Available-for-sale debt securities		11,315,256		10,684,983
Equity securities		601,333		375,914
Others	[7]	18,179		42,184
Assets at fair value, Total		40,402,436		37,875,750
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		5,319		5,796
Trading account liabilities, Trading derivative liabilities		14,096,679		12,701,110
Obligation to return securities received as collateral		114,299		174,671
Others	[8]	465,392		426,368
Liabilities at fair value, Total		14,681,689		13,307,945
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[6]	682,862		785,326
Trading account assets, Trading derivative assets		110,752		93,313
Investment securities, Available-for-sale debt securities		253,871		283,434
Equity securities		34,398		27,820
Others	[7]	58,141		32,378
Assets at fair value, Total		1,140,024		1,222,271
Liabilities:
Trading account liabilities, Trading derivative liabilities		55,464		57,143
Others	[8]	39,103		65,648
Liabilities at fair value, Total		94,567		122,791
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		11,733,667		10,108,456
Liabilities:
Trading account liabilities, Trading derivative liabilities		11,216,961		9,896,293
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		37,296		23,430
Liabilities:
Trading account liabilities, Trading derivative liabilities		46,311		35,179
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		11,674,714		10,067,719
Liabilities:
Trading account liabilities, Trading derivative liabilities		11,156,041		9,839,618
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		21,657		17,307
Liabilities:
Trading account liabilities, Trading derivative liabilities		14,609		21,496
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		2,966,902		2,795,091
Liabilities:
Trading account liabilities, Trading derivative liabilities		2,772,920		2,670,650
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		2,456		1,115
Liabilities:
Trading account liabilities, Trading derivative liabilities		4,477		2,633
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		2,912,812		2,771,115
Liabilities:
Trading account liabilities, Trading derivative liabilities		2,762,772		2,663,347
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		51,634		22,861
Liabilities:
Trading account liabilities, Trading derivative liabilities		5,671		4,670
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		149,340		187,703
Liabilities:
Trading account liabilities, Trading derivative liabilities		189,499		183,392
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		48,160		39,037
Liabilities:
Trading account liabilities, Trading derivative liabilities		87,902		50,517
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		93,103		139,666
Liabilities:
Trading account liabilities, Trading derivative liabilities		91,702		126,737
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		8,077		9,000
Liabilities:
Trading account liabilities, Trading derivative liabilities		9,895		6,138
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		29,099		29,411
Liabilities:
Trading account liabilities, Trading derivative liabilities		27,021		27,651
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		3,331		3,727
Liabilities:
Trading account liabilities, Trading derivative liabilities		1,823		2,916
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		25,768		25,684
Liabilities:
Trading account liabilities, Trading derivative liabilities		25,198		24,735
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets		95,090		83,824
Liabilities:
Trading account liabilities, Trading derivative liabilities		84,432		68,596
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		91,474		65,363
Liabilities:
Trading account liabilities, Trading derivative liabilities		84,341		68,492
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		3,616		18,461
Liabilities:
Trading account liabilities, Trading derivative liabilities		91		104
Fair Value, Measurements, Recurring [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		21,694,828		24,077,696
Fair Value, Measurements, Recurring [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Investment securities, Available-for-sale debt securities		18,189,416		20,635,872
Fair Value, Measurements, Recurring [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		3,505,412		3,441,824
Fair Value, Measurements, Recurring [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,560,514		2,226,566
Fair Value, Measurements, Recurring [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,560,514		2,226,566
Fair Value, Measurements, Recurring [Member] | Foreign Government and Official Institution Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,702,361		2,641,419
Fair Value, Measurements, Recurring [Member] | Foreign Government and Official Institution Bonds [Member] | Level 1 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,888,577		1,914,214
Fair Value, Measurements, Recurring [Member] | Foreign Government and Official Institution Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		799,782		707,959
Fair Value, Measurements, Recurring [Member] | Foreign Government and Official Institution Bonds [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		14,002		19,246
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,217,712		1,130,731
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,211,976		1,126,535
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		5,736		4,196
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,657,903		1,615,351
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,657,888		1,615,336
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		15		15
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		168,314		130,955
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		166,251		128,917
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,063		2,038
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,492,703		1,502,922
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,361,823		1,371,467
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		130,880		131,455
Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		152,785		192,863
Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		51,610		66,379
Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		101,175		126,484
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Equity securities		6,119,296		6,358,543
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Equity securities		5,517,963		5,982,629
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Equity securities		601,333		375,914
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member]
Assets:
Equity securities	[9]	34,398		27,820
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member] | Real Estate Funds [Member]
Assets:
Investments valued at net asset value		19,954		17,583
Unfunded commitments		2,047		2,054
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member] | Private Funds [Member]
Assets:
Investments valued at net asset value		9,797		9,921
Unfunded commitments
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member] | Private Equity Funds [Member]
Assets:
Investments valued at net asset value		9,168
Unfunded commitments
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member] | Level 3 [Member]
Assets:
Equity securities	[9]	34,398		27,820
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities		3,511,800		2,629,975
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		3,020,794		2,117,841
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		491,006		512,134
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities		113,830		117,799
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		113,830		117,799
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member]
Assets:
Trading account assets, Trading securities		10,014,820		9,719,185
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		9,518,196		9,264,028
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		493,023		454,365
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		3,601		792
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities		2,910,706		3,234,969
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		2,874,588		3,203,585
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		36,118		31,384
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Trading account assets, Trading securities		6,330,987		7,073,534
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		6,319,014		7,038,353
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		11,973		35,181
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Assets:
Trading account assets, Trading securities		811
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		811
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Assets:
Trading account assets, Trading securities		945,924		880,952
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		409,497		253,274
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		536,427		627,678
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities		50,284		35,895
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		16,088		747
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		34,196		35,148
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets:
Trading account assets, Trading securities		2,044,252		1,473,693
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		2,044,252		1,473,693
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	[10]	2,625,348		2,165,731
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Private Equity Funds [Member]
Assets:
Investments valued at net asset value		52,259		40,400
Unfunded commitments		101,730		94,483
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[10]	1,634,676		1,439,459
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[10]	930,125		671,129
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[10]	¥ 60,547		¥ 55,143

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2019.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Other debt securities in the table above mainly include ¥87,626 million of private placement debt conduit bonds.
[5]	Other debt securities in the table above mainly include ¥112,822 million of private placement debt conduit bonds.
[6]	Includes securities measured under the fair value option.
[7]	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
[8]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[9]	Excludes certain investments valued at net asset value of real estate funds, private funds, and private equity funds whose fair values at March 31, 2019 were ¥17,583 million, ¥9,921 million and nil respectively, and those at September 30, 2019 were ¥19,954 million, ¥9,797 million and ¥9,168 million, respectively. The amounts of unfunded commitments related to these real estate funds, private funds and private equity funds at March 31, 2019 were ¥2,054 million, nil and nil respectively, and those at September 30, 2019 were ¥2,047 million, nil and nil, respectively. For the nature and details of these investments, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2019.
[10]	Excludes certain investments valued at net asset value of private equity funds whose fair values at March 31, 2019 were ¥40,400 million and those at September 30, 2019 were ¥52,259 million, respectively. The amounts of unfunded commitments related to these private equity funds at March 31, 2019 were ¥94,483 million, and those at September 30, 2019 were ¥101,730 million, respectively. For the nature and details of these investments, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2019.